Schedule of Investments (unaudited)
April 30, 2024
BlackRock Large Cap Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.2%
L3Harris Technologies Inc.	806	$172,524
RTX Corp.	1,156	117,357
		289,881
Automobile Components — 1.8%
Aptiv PLC(a)	1,753	124,463
Automobiles — 1.9%
General Motors Co.	3,036	135,193
Banks — 10.1%
Citigroup Inc.	4,020	246,547
First Citizens BancShares Inc./NC, Class A	92	155,182
Wells Fargo & Co.	5,045	299,269
		700,998
Beverages — 2.8%
Constellation Brands Inc., Class A	387	98,089
Keurig Dr Pepper Inc.	2,873	96,820
		194,909
Building Products — 1.7%
Johnson Controls International PLC	1,854	120,640
Capital Markets — 4.1%
Intercontinental Exchange Inc.	1,102	141,894
Raymond James Financial Inc.	1,159	141,398
		283,292
Chemicals — 2.1%
International Flavors & Fragrances Inc.	875	74,069
PPG Industries Inc.	561	72,369
		146,438
Communications Equipment — 2.2%
Cisco Systems Inc.	3,245	152,450
Consumer Staples Distribution & Retail — 2.8%
Dollar General Corp.	538	74,884
Dollar Tree Inc.(a)	1,001	118,369
		193,253
Containers & Packaging — 1.1%
Sealed Air Corp.	2,453	77,221
Diversified Telecommunication Services — 1.8%
Verizon Communications Inc.	3,162	124,867
Electric Utilities — 3.5%
American Electric Power Co. Inc.	1,456	125,260
Exelon Corp.	3,231	121,421
		246,681
Financial Services — 3.2%
Equitable Holdings Inc.	2,318	85,557
Fidelity National Information Services Inc.	2,000	135,840
		221,397
Food Products — 2.2%
Kraft Heinz Co. (The)	4,017	155,096
Health Care Equipment & Supplies — 4.4%
Baxter International Inc.	3,714	149,934
Medtronic PLC	1,926	154,542
		304,476
Health Care Providers & Services — 9.0%
Cardinal Health Inc.	1,889	194,642
Cigna Group (The)	448	159,954
CVS Health Corp.	979	66,288
Elevance Health Inc.	169	89,330
Laboratory Corp. of America Holdings	586	118,003
		628,217
Insurance — 4.3%
American International Group Inc.	1,682	126,671
Fidelity National Financial Inc.	2,049	101,426
Willis Towers Watson PLC	288	72,328
		300,425
Security	Shares	Value
Interactive Media & Services — 2.3%
Alphabet Inc., Class A(a)	972	$158,222
IT Services — 1.7%
Cognizant Technology Solutions Corp., Class A	1,784	117,173
Life Sciences Tools & Services — 1.2%
Fortrea Holdings Inc.(a)	2,231	81,632
Machinery — 3.3%
CNH Industrial NV	5,702	65,003
Westinghouse Air Brake Technologies Corp.	1,016	163,657
		228,660
Media — 3.0%
Comcast Corp., Class A	3,471	132,280
Fox Corp., Class A, NVS	2,381	73,835
		206,115
Multi-Utilities — 1.5%
Sempra Energy	1,476	105,726
Oil, Gas & Consumable Fuels — 6.9%
Enterprise Products Partners LP	6,246	175,388
Kosmos Energy Ltd.(a)	27,602	156,503
Suncor Energy Inc.	3,868	147,719
		479,610
Pharmaceuticals — 2.3%
Eli Lilly & Co.	135	105,448
Pfizer Inc.	2,188	56,057
		161,505
Professional Services — 6.3%
Dun & Bradstreet Holdings Inc.	13,008	118,373
Leidos Holdings Inc.	1,080	151,438
SS&C Technologies Holdings Inc.	2,779	171,992
		441,803
Semiconductors & Semiconductor Equipment — 1.1%
Micron Technology Inc.	712	80,428
Software — 1.5%
Microsoft Corp.	278	108,234
Specialized REITs — 1.1%
Crown Castle Inc.	827	77,556
Technology Hardware, Storage & Peripherals — 1.1%
Western Digital Corp.(a)	1,071	75,859
Textiles, Apparel & Luxury Goods — 1.5%
Tapestry Inc.	2,615	104,391
Tobacco — 0.9%
British American Tobacco PLC, ADR, NVS	2,232	65,665
Total Long-Term Investments — 98.9% (Cost: $6,096,618)		6,892,476
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(b)(c)	70,000	70,000
Total Short-Term Securities — 1.0% (Cost: $70,000)		70,000
Total Investments — 99.9% (Cost: $6,166,618)		6,962,476
Other Assets Less Liabilities — 0.1%		9,674
Net Assets — 100.0%		$6,972,150

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Large Cap Value ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(163)(b)	$163	$—	$—	—	$210 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	30,000 (b)	—	—	—	70,000	70,000	1,667	—
				$163	$—	$70,000		$1,877	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,892,476	$—	$—	$6,892,476
Short-Term Securities
Money Market Funds	70,000	—	—	70,000
	$6,962,476	$—	$—	$6,962,476

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares